LOANS, FINANCING AND DEBENTURES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
LOANS, FINANCING AND DEBENTURES
Financial Charges	R$ 1,100,380	R$ 1,640,901
Principal	11,709,492	9,249,972
Current	12,809,872	10,890,873
Non-Current	62,810,702	48,569,496
Total loans, financing and debentures	75,620,574	59,460,369
National Currency
LOANS, FINANCING AND DEBENTURES
Total loans, financing and debentures	R$ 58,861,241	52,560,529
Capital market
LOANS, FINANCING AND DEBENTURES
Annual rate	12.47%
Total loans, financing and debentures	R$ 39,904,209	27,074,612
Development banks
LOANS, FINANCING AND DEBENTURES
Annual rate	11.18%
Total loans, financing and debentures	R$ 14,308,971	16,735,742
Banking market
LOANS, FINANCING AND DEBENTURES
Annual rate	13.18%
Total loans, financing and debentures	R$ 3,529,199	5,103,955
Other Institutions
LOANS, FINANCING AND DEBENTURES
Annual rate	10.39%
Total loans, financing and debentures	R$ 1,118,862	3,646,220
Foreign Currency
LOANS, FINANCING AND DEBENTURES
Total loans, financing and debentures	R$ 16,759,333	6,899,840
Capital market
LOANS, FINANCING AND DEBENTURES
Annual rate	13.86%
Total loans, financing and debentures	R$ 11,971,847	6,246,018
Investment banks
LOANS, FINANCING AND DEBENTURES
Annual rate	7.58%
Total loans, financing and debentures	R$ 436,292	419,170
Banking market
LOANS, FINANCING AND DEBENTURES
Annual rate	13.20%
Total loans, financing and debentures	R$ 4,351,194	R$ 234,652